SoFi Next 500 ETF

Schedule of Investments

as of May 31, 2024 (Unaudited)

COMMON STOCKS - 93.8%	Shares	Value
Advertising - 0.2%
The Interpublic Group of Cos., Inc.	5,866	$184,016

Aerospace & Defense - 0.9%
Curtiss-Wright Corp.	695	196,560
HEICO Corp.(a)	1,409	312,474
Hexcel Corp.	1,654	113,911
Leonardo DRS, Inc.(b)	3,955	93,140
		716,085

Agriculture - 0.1%
Darling Ingredients, Inc.(a)(b)	2,421	97,808

Airlines - 0.6%
Alaska Air Group, Inc.(b)	4,388	184,384
American Airlines Group, Inc.(b)	30,229	347,633
		532,017

Apparel - 1.2%
Capri Holdings Ltd.(b)	1,801	62,225
Columbia Sportswear Co.	827	70,808
Crocs, Inc.(b)	1,118	174,005
PVH Corp.(a)	1,394	167,294
Ralph Lauren Corp.	630	117,734
Skechers U.S.A., Inc. - Class A(b)	2,129	152,053
Tapestry, Inc.	3,755	163,305
VF Corp.(a)	4,171	55,391
		962,815

Auto Manufacturers - 0.6%
Lucid Group, Inc.(a)(b)	27,457	77,978
Rivian Automotive, Inc. - Class A(a)(b)	37,095	405,077
		483,055

Auto Parts & Equipment - 0.7%
Allison Transmission Holdings, Inc.	1,710	129,635
BorgWarner, Inc.(a)	3,050	108,763
Gentex Corp.	4,947	173,145
Lear Corp.	1,324	165,963
		577,506

Banks - 4.6%
Bank OZK	4,066	170,284
BOK Financial Corp.(a)	1,801	163,207
Cadence Bank	8,895	253,952
Columbia Banking System, Inc.	7,858	151,502
Comerica, Inc.	3,386	173,499
Commerce Bancshares, Inc.(a)	2,913	162,079
Cullen/Frost Bankers, Inc.(a)	1,701	172,787
East West Bancorp, Inc.	4,261	316,124
First Financial Bankshares, Inc.(a)	2,567	76,959
First Horizon National Corp.	14,052	222,584
Glacier Bancorp, Inc.(a)	2,175	81,301
Home BancShares, Inc.	4,582	107,769
Old National Bancorp/IN	9,038	154,459

Pinnacle Financial Partners, Inc.(a)	2,708	215,313
Prosperity Bancshares, Inc.	2,102	130,955
SouthState Corp.	1,776	137,302
Synovus Financial Corp.(a)	3,711	147,290
United Bankshares, Inc.	3,271	106,111
Valley National Bancorp(a)	15,367	109,567
Webster Financial Corp.	5,564	246,040
Western Alliance Bancorp	2,922	184,174
Wintrust Financial Corp.(a)	2,121	209,152
Zions Bancorp N.A.	3,634	156,952
		3,849,362

Beverages - 1.8%
Celsius Holdings, Inc.(b)	11,232	898,336
Molson Coors Brewing Co. - Class B	9,735	533,575
National Beverage Corp.(b)	1,524	70,409
		1,502,320

Biotechnology - 2.3%
Apellis Pharmaceuticals, Inc.(b)	5,392	211,636
Bio-Rad Laboratories, Inc. - Class A(b)	518	148,593
Blueprint Medicines Corp.(b)	1,311	138,389
Cytokinetics, Inc.(b)	1,145	55,544
Exelixis, Inc.(b)	6,645	144,130
Halozyme Therapeutics, Inc.(b)	3,137	138,938
Intra-Cellular Therapies, Inc.(b)	4,390	295,184
Ionis Pharmaceuticals, Inc.(b)	3,018	113,386
REVOLUTION Medicines, Inc.(b)	1,496	57,342
Sarepta Therapeutics, Inc.(b)	2,647	343,739
United Therapeutics Corp.(b)	1,044	287,236
		1,934,117

Building Materials - 2.8%
AAON, Inc.	2,039	153,027
Armstrong World Industries, Inc.	739	85,576
Boise Cascade Co.	482	66,174
Eagle Materials, Inc.	585	135,948
Fortune Brands Innovations, Inc.	1,907	133,604
Knife River Corp.(b)	1,149	81,246
Lennox International, Inc.	625	314,125
Louisiana-Pacific Corp.	765	70,135
MDU Resources Group, Inc.	2,170	54,771
Mohawk Industries, Inc.(b)	575	70,110
Owens Corning	1,261	228,329
Simpson Manufacturing Co., Inc.	714	118,467
SPX Technologies, Inc.(b)	2,124	296,128
Summit Materials, Inc. - Class A(b)	3,161	122,141
The AZEK Co., Inc.(b)	4,197	201,288
Trex Co., Inc.(b)	1,692	146,324
UFP Industries, Inc.	693	82,800
		2,360,193

Chemicals - 1.4%
Ashland, Inc.	689	69,017
Axalta Coating Systems Ltd.(b)	4,293	152,788
Balchem Corp.	502	77,107
Cabot Corp.	793	81,124
Element Solutions, Inc.(a)	4,033	96,913
FMC Corp.(a)	1,497	91,242
Huntsman Corp.	4,948	122,711

NewMarket Corp.	162	86,681
Olin Corp.	1,313	70,587
RPM International, Inc.	2,088	234,065
The Chemours Co.	2,121	52,643
		1,134,878

Commercial Services - 4.3%
ADT, Inc.	26,422	187,860
Affirm Holdings, Inc.(b)	5,901	172,722
Alight, Inc. - Class A(b)	5,338	41,370
API Group Corp.(b)	6,999	249,444
Avis Budget Group, Inc.	521	59,253
Bright Horizons Family Solutions, Inc.(b)	1,387	145,801
Dun & Bradstreet Holdings, Inc.	11,613	111,369
Euronet Worldwide, Inc.(b)	827	96,412
FTI Consulting, Inc.(b)	659	141,553
GXO Logistics, Inc.(a)(b)	2,254	113,218
H&R Block, Inc.	2,197	109,059
Insperity, Inc.	616	58,348
MarketAxess Holdings, Inc.	624	124,132
Morningstar, Inc.	1,102	317,652
Paylocity Holding Corp.(b)	1,758	249,935
R1 RCM, Inc.(b)	25,253	324,754
Robert Half, Inc.	1,327	85,233
Service Corp. International	2,104	150,773
Toast, Inc. - Class A(a)(b)	12,945	313,657
TriNet Group, Inc.	980	101,891
Valvoline, Inc. (b)	1,305	52,983
WEX, Inc.(b)	1,034	193,689
WillScot Mobile Mini Holdings Corp.(b)	3,701	145,930
		3,547,038

Computers - 2.7%
Amdocs Ltd.	2,011	158,869
ASGN, Inc.(b)	638	59,914
CACI International, Inc. - Class A(b)	370	157,058
DXC Technology Co.(b)	2,567	39,917
ExlService Holdings, Inc.(b)	3,297	98,448
Insight Enterprises, Inc.(a)(b)	447	87,388
KBR, Inc.	1,874	123,047
Maximus, Inc.	1,049	90,319
Parsons Corp.(b)	2,881	219,388
Pure Storage, Inc. - Class A(b)	12,599	759,594
Qualys, Inc.(b)	753	105,887
Science Applications International Corp.	791	106,508
Tenable Holdings, Inc.(b)	3,257	137,413
Varonis Systems, Inc.(b)	2,200	94,512
		2,238,262

Cosmetics & Personal Care - 1.0%
Coty, Inc. - Class A(b)	21,316	220,834
elf Beauty, Inc.(a)(b)	2,768	517,367
Inter Parfums, Inc.	749	89,715
		827,916

Distribution & Wholesale - 1.0%
Core & Main, Inc. - Class A(b)	3,000	172,680
Pool Corp.(a)	500	181,775
SiteOne Landscape Supply, Inc.(a)(b)	810	125,404
Watsco, Inc.(a)	464	220,354

WESCO International, Inc.	800	143,592
		843,805

Diversified Financial Services - 4.9%
Affiliated Managers Group, Inc.	416	67,642
Air Lease Corp.(a)	4,734	225,528
Ally Financial, Inc.	6,252	243,640
Blue Owl Capital, Inc. - Class A	38,273	688,531
Credit Acceptance Corp.(b)	213	104,547
Enact Holdings, Inc.	2,490	76,468
Evercore, Inc. - Class A	543	110,196
FTAI Aviation Ltd.	4,775	402,628
Houlihan Lokey, Inc.	812	109,904
Interactive Brokers Group, Inc. - Class A(a)	4,142	520,732
Invesco Ltd.	17,382	273,071
Jefferies Financial Group, Inc.	3,687	171,519
Mr Cooper Group, Inc.(b)	753	62,800
OneMain Holdings, Inc.	1,681	82,571
Radian Group, Inc.	2,234	69,790
SEI Investments Co.	2,012	136,233
SLM Corp.	5,072	108,845
Stifel Financial Corp.	1,810	146,520
The Western Union Co.	4,561	58,381
Tradeweb Markets, Inc. - Class A	2,351	256,283
Voya Financial, Inc.	2,332	176,812
		4,092,641

Electric - 1.2%
Black Hills Corp.	901	50,862
IDACORP, Inc.(a)	814	77,713
NRG Energy, Inc.	5,886	476,766
OGE Energy Corp.	2,229	80,913
Ormat Technologies, Inc.	1,293	97,492
Pinnacle West Capital Corp.(a)	2,055	162,057
Portland General Electric Co.	1,715	76,420
		1,022,223

Electrical Components & Equipment - 0.5%
Acuity Brands, Inc.	441	114,488
Generac Holdings, Inc.(b)	829	122,037
Littelfuse, Inc.	329	84,422
Universal Display Corp.	652	114,556
		435,503

Electronics - 2.7%
Allegion PLC	1,680	204,658
Arrow Electronics, Inc.(b)	644	84,564
Atkore, Inc.	461	70,141
Coherent Corp.(b)	1,501	85,647
Jabil, Inc.	1,866	221,867
NEXTracker, Inc. - Class A(b)	6,524	359,929
nVent Electric PLC	3,212	261,392
Sensata Technologies Holding PLC	5,862	242,218
SYNNEX Corp.	1,245	162,896
Trimble, Inc.(b)	4,257	237,030
Vontier Corp.	2,324	92,913
Woodward, Inc.	1,376	256,624
		2,279,879

Engineering & Construction - 2.0%
AECOM	3,703	323,420
Comfort Systems USA, Inc.	846	276,930
EMCOR Group, Inc.	923	358,733
Exponent, Inc.	677	64,396
Fluor Corp.(b)	4,112	178,461
MasTec, Inc.(b)	1,983	222,592
TopBuild Corp.(b)	501	209,393
		1,633,925

Entertainment - 1.8%
Caesars Entertainment, Inc.(a)(b)	5,937	211,120
Churchill Downs, Inc.	1,732	224,294
International Game Technology PLC	3,474	68,577
Light & Wonder, Inc. - Class A(b)	2,732	260,851
Marriott Vacations Worldwide Corp.(a)	537	48,475
TKO Group Holdings, Inc.	4,356	475,109
Vail Resorts, Inc.(a)	674	127,197
Warner Music Group Corp. - Class A	2,511	74,778
		1,490,401

Environmental Control - 1.2%
Casella Waste Systems, Inc. - Class A(b)	1,117	112,359
Clean Harbors, Inc.(b)	878	190,166
Pentair PLC	2,680	218,099
Stericycle, Inc.(b)	4,204	216,674
Tetra Tech, Inc.	1,292	270,661
		1,007,959

Food - 1.6%
Albertsons Cos., Inc. - Class A	8,980	185,347
Flowers Foods, Inc.	3,418	79,366
Ingredion, Inc.	1,062	124,870
Lancaster Colony Corp.	486	90,153
Performance Food Group Co.(b)	3,095	215,412
Pilgrim’s Pride Corp.(b)	3,683	132,330
Post Holdings, Inc.(b)	1,058	112,751
Sprouts Farmers Market, Inc.(b)	1,609	127,079
US Foods Holding Corp.(b)	5,135	271,282
		1,338,590

Food Service - 0.2%
Aramark	6,267	201,484

Gas - 0.6%
National Fuel Gas Co.	932	53,273
New Jersey Resources Corp.	943	40,983
NiSource, Inc.	6,205	180,317
ONE Gas, Inc.	756	46,592
Southwest Gas Holdings, Inc.	1,865	144,706
UGI Corp.	1,858	47,305
		513,176

Hand & Machine Tools - 1.1%
Lincoln Electric Holdings, Inc.	1,110	217,960
MSA Safety, Inc.	1,119	201,420
Regal Rexnord Corp.	3,243	484,958
		904,338

Healthcare - Products - 3.8%
Avantor, Inc.(b)	10,102	243,256

Bio-Techne Corp.	2,495	192,589
Bruker Corp.	3,059	200,395
DENTSPLY SIRONA, Inc.	6,522	182,681
Glaukos Corp.(b)	861	97,052
Globus Medical, Inc. - Class A(b)	4,037	270,923
Haemonetics Corp.(a)(b)	999	83,996
Inspire Medical Systems, Inc.(a)(b)	1,057	167,841
Lantheus Holdings, Inc.(b)	3,399	278,140
Masimo Corp.(a)(b)	813	101,218
Merit Medical Systems, Inc.(b)	1,180	95,757
Natera, Inc.(b)	3,011	320,762
Penumbra, Inc.(a)(b)	2,021	382,919
QIAGEN NV	2,891	125,065
Repligen Corp.(a)(b)	674	100,487
Shockwave Medical, Inc.(a)(b)	1,043	349,405
		3,192,486

Healthcare - Services - 2.6%
Acadia Healthcare Co., Inc.(b)	4,222	290,853
Catalent, Inc.(b)	1,581	85,042
Charles River Laboratories International, Inc.(a)(b)	843	175,715
Chemed Corp.	278	154,115
DaVita, Inc.(b)	1,392	204,791
Encompass Health Corp.	1,940	167,597
HealthEquity, Inc.(b)	3,091	252,473
Medpace Holdings, Inc.(b)	780	301,345
Tenet Healthcare Corp.(b)	1,538	207,968
The Ensign Group, Inc.	1,265	153,369
Universal Health Services, Inc. - Class B	1,008	191,318
		2,184,586

Home Builders - 0.6%
Installed Building Products, Inc.	457	96,811
Meritage Homes Corp.	473	83,414
Taylor Morrison Home Corp.(b)	1,347	77,897
Thor Industries, Inc.	588	58,353
Toll Brothers, Inc.	1,508	183,433
		499,908

Home Furnishings - 0.7%
Dolby Laboratories, Inc. - Class A	1,034	83,765
SharkNinja, Inc.	3,173	243,115
Tempur Sealy International, Inc.	2,634	135,282
Whirlpool Corp.(a)	1,227	114,148
		576,310

Household Products & Wares - 0.1%
Reynolds Consumer Products, Inc.	3,223	91,662

Housewares - 0.1%
The Scotts Miracle-Gro Co.	916	63,836

Insurance - 4.2%
American Financial Group, Inc.	1,491	193,696
Assurant, Inc.	1,193	206,950
Axis Capital Holdings Ltd.	1,919	141,776
Corebridge Financial, Inc.	7,253	211,570
Equitable Holdings, Inc.	4,292	178,075
Essent Group Ltd.	1,741	98,715
Fidelity National Financial, Inc.(a)	4,435	223,347

First American Financial Corp.(a)	1,390	77,256
Globe Life, Inc.	1,386	114,705
Jackson Financial, Inc. - Class A(a)	658	50,015
Kinsale Capital Group, Inc.(a)	960	368,275
Lincoln National Corp.	2,894	95,473
MGIC Investment Corp.	3,706	77,826
Old Republic International Corp.	3,662	116,378
Primerica, Inc.	615	138,922
Reinsurance Group of America, Inc.	1,362	285,748
RLI Corp.	1,026	149,775
Ryan Specialty Holdings, Inc.(a)	5,160	286,535
Selective Insurance Group, Inc.	1,367	133,433
The Hanover Insurance Group, Inc.	1,596	210,560
Unum Group	3,072	165,458
		3,524,488

Internet - 2.0%
Etsy, Inc.(b)	2,658	168,703
F5, Inc.(b)	1,248	210,875
IAC, Inc.(b)	1,155	57,507
Lyft, Inc. - Class A(b)	9,451	147,530
Maplebear, Inc.(a)(b)	2,977	90,739
Match Group, Inc.(b)	5,341	163,595
Robinhood Markets, Inc. - Class A(b)	24,350	508,915
Roku, Inc.(b)	2,200	126,280
Wayfair, Inc. - Class A(b)	1,773	105,476
Zillow Group, Inc. - Class C(b)	2,495	102,170
		1,681,790

Iron & Steel - 0.6%
ATI, Inc.(a)(b)	2,806	172,120
Cleveland-Cliffs, Inc.(b)	8,919	154,120
Commercial Metals Co.	1,556	87,634
United States Steel Corp.	2,850	109,298
		523,172

Leisure Time - 0.9%
Brunswick Corp.(a)	955	78,816
Harley-Davidson, Inc.(a)	2,277	81,699
Norwegian Cruise Line Holdings Ltd.(b)	24,293	403,264
Planet Fitness, Inc. - Class A(a)(b)	1,880	119,643
Polaris, Inc.	831	69,472
		752,894

Lodging - 1.2%
Boyd Gaming Corp.	1,826	97,362
Choice Hotels International, Inc.(a)	851	96,325
Hilton Grand Vacations, Inc.(b)	1,782	73,650
Hyatt Hotels Corp. - Class A	877	129,331
Wyndham Hotels & Resorts, Inc.	1,063	75,218
Wynn Resorts Ltd.	5,693	540,152
		1,012,038

Machinery - Construction & Mining - 0.5%
BWX Technologies, Inc.	1,612	148,514
Oshkosh Corp.	2,098	238,605
		387,119

Machinery - Diversified - 2.9%
AGCO Corp.	1,435	154,019

Applied Industrial Technologies, Inc.	677	130,661
Chart Industries, Inc.(a)(b)	2,839	445,808
CNH Industrial NV	22,220	234,643
Cognex Corp.	1,997	90,903
Crane Co.	906	135,066
Esab Corp.	1,030	105,905
Flowserve Corp.	2,819	140,104
Gates Industrial Corp. PLC(b)	4,114	71,666
Graco, Inc.	2,925	236,194
Nordson Corp.	917	215,238
The Middleby Corp.(b)	857	110,476
The Toro Co.(a)	1,421	113,950
Watts Water Technologies, Inc. - Class A	443	88,215
Zurn Elkay Water Solutions Corp.	4,535	141,991
		2,414,839

Media - 1.1%
Endeavor Group Holdings, Inc. - Class A	7,654	205,357
Fox Corp. - Class A(a)	3,755	129,285
Liberty Broadband Corp. - Class C(b)	1,853	100,229
News Corp. - Class A	6,181	168,061
Nexstar Media Group, Inc. - Class A	478	79,200
The New York Times Co. - Class A	2,807	143,718
ViacomCBS, Inc. - Class B(a)	6,761	80,523
		906,373

Metal Fabricate & Hardware - 0.7%
Advanced Drainage Systems, Inc.(a)	1,087	188,584
Mueller Industries, Inc.	1,291	76,053
RBC Bearings, Inc.(a)(b)	541	159,746
The Timken Co.	1,076	93,494
Valmont Industries, Inc.	319	80,196
		598,073

Mining - 0.3%
Alcoa Corp.	1,525	67,512
Royal Gold, Inc.(a)	1,070	137,163
		204,675

Miscellaneous Manufacturers - 0.7%
A.O. Smith Corp.	2,667	223,068
Donaldson Co., Inc.	1,910	140,729
ITT, Inc.	1,434	190,550
		554,347

Miscellaneous Manufacturing - 0.3%
Fabrinet(a)(b)	631	151,144
Federal Signal Corp.	1,358	124,963
		276,107

Oil & Gas - 3.6%
Antero Resources Corp.(b)	2,431	86,617
APA Corp.(a)	4,211	128,562
Chesapeake Energy Corp.	1,165	105,934
Chord Energy Corp.(a)	673	124,781
Civitas Resources, Inc.	1,433	105,412
EQT Corp.(a)	4,095	168,264
Helmerich & Payne, Inc.	2,702	102,838
HF Sinclair Corp.	2,466	136,197
Magnolia Oil & Gas Corp. - Class A(a)	2,041	52,964

Matador Resources Co.	1,823	115,669
Murphy Oil Corp.	1,885	80,659
Noble Corp. PLC	6,855	318,483
Ovintiv, Inc.	2,976	153,770
PBF Energy, Inc. - Class A	1,480	68,568
Permian Resources Corp.(a)	17,615	288,710
Range Resources Corp.(a)	2,263	83,527
SM Energy Co.	1,278	64,450
Southwestern Energy Co.(b)	10,365	78,048
Texas Pacific Land Corp.	349	214,394
Transocean Ltd.(b)	15,807	98,003
Weatherford International PLC(b)	3,266	393,030
		2,968,880

Oil & Gas Services - 1.7%
ChampionX Corp.	3,847	125,489
NOV, Inc.	16,914	318,322
TechnipFMC PLC	24,358	637,936
Tidewater, Inc.(b)	3,204	331,069
		1,412,816

Other Financial Investment Activities - 0.4%
SoFi Technologies, Inc.(a)(b)	42,516	293,360

Packaging & Containers - 1.1%
AptarGroup, Inc.	1,089	160,834
Berry Global Group, Inc.	1,586	94,970
Crown Holdings, Inc.	1,590	133,862
Graphic Packaging Holding Co.	5,349	151,484
Sealed Air Corp.	2,059	80,033
Silgan Holdings, Inc.(a)	1,537	72,623
Sonoco Products Co.	1,405	86,225
Westrock Co.	2,648	142,039
		922,070

Pharmaceuticals - 1.9%
Alkermes PLC(b)	7,825	183,105
BellRing Brands, Inc.(b)	3,001	174,568
Elanco Animal Health, Inc.(b)	4,661	82,407
Henry Schein, Inc.(b)	1,971	136,669
Jazz Pharmaceuticals PLC(b)	2,121	223,235
Neurocrine Biosciences, Inc.(b)	2,753	372,784
Option Care Health, Inc.(b)	3,582	106,815
Organon & Co.(a)	3,715	79,241
Perrigo Co. PLC	6,773	186,461
		1,545,285

Pipelines - 0.6%
Antero Midstream Corp.	9,139	133,886
DT Midstream, Inc.(a)	1,499	100,553
Equitrans Midstream Corp.	10,582	151,111
New Fortress Energy, Inc.(a)	5,265	133,468
		519,018

Private Equity - 0.2%
The Carlyle Group, Inc.	4,414	189,625

Real Estate - 0.2%
Jones Lang LaSalle, Inc.(b)	727	146,905

Retail - 5.1%
Abercrombie & Fitch Co. - Class A(b)	2,198	379,968
Academy Sports & Outdoors, Inc.(a)	1,042	60,113
Advance Auto Parts, Inc.(a)	1,866	131,814
Asbury Automotive Group, Inc.(a)(b)	279	65,585
AutoNation, Inc.(b)	555	94,489
Bath & Body Works, Inc.	3,202	166,312
Beacon Roofing Supply, Inc.(b)	1,040	100,942
BJ’s Wholesale Club Holdings, Inc.(b)	2,135	188,030
Carvana Co.(a)(b)	1,364	136,373
Casey’s General Stores, Inc.	528	175,180
Cava Group, Inc.(a)(b)	3,337	308,839
Dick’s Sporting Goods, Inc.	937	213,299
Dillard’s, Inc. - Class A	159	71,129
FirstCash Holdings, Inc.	969	114,265
Five Below, Inc.(b)	1,125	155,396
Floor & Decor Holdings, Inc. - Class A(a)(b)	1,607	187,794
Freshpet, Inc.(b)	1,369	179,572
Lithia Motors, Inc.(a)	500	126,570
Macy’s, Inc.	7,279	141,795
MSC Industrial Direct Co., Inc. - Class A	866	74,389
Murphy USA, Inc.	287	125,921
Penske Automotive Group, Inc.(a)	1,011	153,773
RH(b)	218	59,281
Texas Roadhouse, Inc.	1,264	218,255
The Gap, Inc.	11,440	331,302
The Wendy’s Co.(a)	3,221	56,206
Wingstop, Inc.	679	250,313
		4,266,905

Semiconductors - 1.5%
Allegro MicroSystems, Inc.(a)(b)	3,724	112,241
Amkor Technology, Inc.	3,219	104,907
Cirrus Logic, Inc.(b)	717	82,240
IPG Photonics Corp.(b)	729	63,226
Lattice Semiconductor Corp.(b)	2,634	195,548
MACOM Technology Solutions Holdings, Inc.(b)	1,003	101,443
MKS Instruments, Inc.	598	75,701
Onto Innovation, Inc.(b)	591	128,070
Power Integrations, Inc.	569	43,250
Rambus, Inc.(b)	4,769	263,535
Silicon Laboratories, Inc.(b)	330	41,636
		1,211,797

Shipbuilding - 0.2%
Huntington Ingalls Industries, Inc.	664	168,058

Software - 7.7%
Appfolio, Inc. - Class A(b)	1,302	297,273
Bentley Systems, Inc. - Class B(a)	5,746	288,679
BILL Holdings, Inc.(b)	4,086	212,676
BlackLine, Inc.(b)	2,264	108,038
CCC Intelligent Solutions Holdings, Inc.(b)	9,587	107,183
Concentrix Corp.(a)	1,406	86,230
Confluent, Inc. - Class A(a)(b)	6,027	156,521
Dayforce, Inc.(a)(b)	5,164	255,412
DoubleVerify Holdings, Inc.(a)(b)	4,334	78,879
Dropbox, Inc. - Class A(b)	4,463	100,551
Duolingo, Inc.(a)(b)	1,388	265,663
Dynatrace, Inc.(b)	14,846	678,908
Elastic NV(b)	2,766	287,802

Five9, Inc.(b)	2,091	97,775
Gitlab, Inc. - Class A(b)	2,834	133,737
Guidewire Software, Inc.(a)(b)	2,428	276,598
Informatica, Inc. - Class A(b)	5,966	172,119
Manhattan Associates, Inc.(b)	1,652	362,680
Nutanix, Inc. - Class A(b)	10,353	572,676
Pegasystems, Inc.	2,496	143,420
Procore Technologies, Inc.(b)	4,509	302,689
Samsara, Inc. - Class A(b)	5,569	188,956
SentinelOne, Inc. - Class A(b)	8,477	142,668
Smartsheet, Inc. - Class A(b)	4,246	157,102
SPS Commerce, Inc.(b)	756	142,196
Teradata Corp.(b)	2,541	82,862
UiPath, Inc. - Class A(b)	19,043	233,467
Unity Software, Inc.(b)	13,613	248,710
Workiva, Inc.(b)	1,044	80,357
ZoomInfo Technologies, Inc.(b)	8,419	103,385
		6,365,212

Telecommunications - 0.7%
Ciena Corp.(b)	2,884	138,922
Frontier Communications Parent, Inc.(a)(b)	2,868	76,461
GCI Liberty, Inc. Escrow(b)(c)	806	0
Juniper Networks, Inc.	6,130	218,657
Ubiquiti, Inc.	1,031	147,598
		581,638

Toys, Games & Hobbies - 0.2%
Hasbro, Inc.(a)	1,013	60,557
Mattel, Inc.(b)	5,506	97,952
		158,509

Transportation - 1.2%
C.H. Robinson Worldwide, Inc.	1,218	105,199
Kirby Corp.(b)	1,119	138,946
Knight-Swift Transportation Holdings, Inc.	2,381	114,883
Landstar System, Inc.	359	65,349
Ryder System, Inc.	566	68,752
Saia, Inc.(a)(b)	592	242,412
XPO, Inc.(b)	2,374	253,971
		989,512

Water - 0.2%
Essential Utilities, Inc.(a)	3,609	136,168
TOTAL COMMON STOCKS (Cost $69,205,441)		78,031,773

REAL ESTATE INVESTMENT TRUSTS - 5.9%
AGNC Investment Corp.(a)	27,734	265,969
Agree Realty Corp.(a)	2,323	141,145
American Homes 4 Rent - Class A	6,212	223,880
Americold Realty Trust, Inc.	2,592	69,129
Annaly Capital Management, Inc.	11,645	229,406
Apartment Income REIT Corp.	2,098	81,298
Boston Properties, Inc.(a)	2,447	148,459
Brixmor Property Group, Inc.	4,319	97,221
Camden Property Trust	1,495	153,462
CubeSmart	4,035	170,721
EastGroup Properties, Inc.	1,046	172,778
Equity LifeStyle Properties, Inc.	3,175	199,295
Federal Realty Investment Trust	1,176	118,717

First Industrial Realty Trust, Inc.	2,422	114,125
Gaming and Leisure Properties, Inc.	4,630	207,887
Healthcare Realty Trust, Inc.(a)	4,481	72,727
Independence Realty Trust, Inc.(a)	5,131	85,688
Kilroy Realty Corp.	1,728	57,940
Kimco Realty Corp.	21,508	416,395
Kite Realty Group Trust	7,246	158,832
Lamar Advertising Co. - Class A	1,380	162,992
NNN REIT, Inc.(a)	3,038	126,897
Omega Healthcare Investors, Inc.(a)	4,027	130,193
Rayonier, Inc.(a)	3,014	90,480
Regency Centers Corp.	2,898	177,937
Rexford Industrial Realty, Inc.	5,387	244,354
Rithm Capital Corp.(a)	16,514	185,122
Ryman Hospitality Properties, Inc.	1,553	163,174
STAG Industrial, Inc.	3,048	106,863
Starwood Property Trust, Inc.(a)	7,320	142,301
Terreno Realty Corp.	1,757	99,411
Vornado Realty Trust(a)	3,408	83,564
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $4,860,071)		4,898,362

SHORT-TERM INVESTMENTS - 14.8%
Investments Purchased with Proceeds from Securities Lending - 14.6%
Mount Vernon Liquid Assets Portfolio, LLC(d)	12,114,935	12,114,934

Money Market Funds - 0.2%
First American Government Obligations Fund - Class X, 5.24%(d)	160,177	160,177
TOTAL SHORT-TERM INVESTMENTS (Cost $12,275,111)		12,275,111

TOTAL INVESTMENTS - 114.5% (Cost $86,340,623)		$95,205,246
Liabilities in Excess of Other Assets - (14.5)%		(12,058,377)
TOTAL NET ASSETS - 100.0%		$83,146,869

Percentages are stated as a percent of net assets.

NV - Naamloze Vennootschap

PLC - Public Limited Company

(a)	All or a portion of this security is on loan as of May 31, 2024. The total market value of these securities was $11,814,771 which represented 14.2% of net assets.
(b)	Non-income producing security.
(c)	Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of May 31, 2024.
(d)	The rate shown represents the 7-day effective yield as of May 31, 2024.

Summary of Fair Value Exposure at May 31, 2024 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2024:

SoFi Next 500 ETF

	Level 1	Level 2	Level 3		Total
Investments:
Common Stocks	$78,031,773	$—	$0	(a)	$78,031,773
Real Estate Investment Trusts	4,898,362	—	—		4,898,362
Investments Purchased with Proceeds from Securities Lending(b)	—	—	—		12,114,934
Money Market Funds	160,177	—	—		160,177
Total Investments	$83,090,312	$—	$0	(a)	$95,205,246

Refer to the Schedule of Investments for additional information.

(a)	Amount is less than $0.50.
(b)	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

Common Stock
Balance as of February 29, 2024	$0
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation/depreciation	—
Purchases	—
Sales	—
Transfer into and/or out of Level 3	—
Corporate actions	—
Balance as of May 31, 2024	$0

Change in unrealized appreciate/depreciation during the period for Level 3 investments held at May 31, 2024:	$—